Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships With Related Parties

(a) Nature of relationships with related parties

Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Mr. Yajun Hu	General Manager of Jiangxi Universe
Ms. Lin Yang	Chief Financial Officer of the Company
Guangzhou Ningjing Investment Co., Ltd (Guangzhou Ningjing)	Under common control of Mr. Gang Lai

Schedule of Related Parties

(b) Due from related parties

	As of September 30,
Name	2024	2023
Mr. Yajun Hu	$-	$61,678
Total due from related parties	$-	$61,678

(c) Due to related parties

	As of September 30,
Name	2024	2023
Mr. Gang Lai	$6,900,499	$540,096
Ms. Lin Yang	85	-
Total due to related parties	$6,900,584	$540,096